Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Spyre Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001636282
Amendment Flag	true
Amendment Description	Spyre Therapeutics, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on October 6, 2023, which was declared effective on November 20, 2023 (as amended and supplemented, the “registration statement”). This Post-Effective Amendment No. 2 to Form S-1 (the “Post-Effective Amendment”) is being updated to add (i) a summary of key terms for the SPY001 License Agreement and the SPY002 License Agreement (as such terms are defined herein) and (ii) an explanation of the change in our Other expenses, net incurred during the year ended December 31, 2023. The information included in this filing amends the registration statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Contact Personnel Name	Heidy King-Jones